Significant Accounting Policies (Details)	6 Months Ended
Jun. 30, 2019
Offices [Member]
Depreciation on straight-line basis over the useful life or contractual lease period	2 years
Motor vehicles [Member]
Depreciation on straight-line basis over the useful life or contractual lease period	2-3 years